Derivative Financial Instruments - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Sep. 30, 2015
Foreign Currency Forward Contracts | Non-designated Hedges
Derivative [Line Items]
Notional amount	$ 550.0	$ 518.7
Cash Flow Hedging | Foreign Currency Forward Contracts | Designated Hedges
Derivative [Line Items]
Notional amount	$ 56.8	$ 74.0
Fair Value Hedges | 6.250% Senior Secured Notes due February 2022 | Interest Rate Swaps | Designated Hedges
Derivative [Line Items]
Notional amount				$ 625.0
Amount of debt hedged by the interest rate swap				$ 625.0
Fixed interest payments receivable (as a percent)				6.25%
Net Investment Hedging | Cross-currency swaps
Derivative [Line Items]
Notional amount			$ 200.0